TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Trade receivables, net of impairment losses	9,362	13,416
Prepayments	1,654	1,979
Contract assets	326	460
Value added tax	122	42
Other receivables	16	168

	11,480	16,065

Schedule of Future Minimum Rentals Receivable Under Non-Cancellable Operating Leases
	Instruments
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Less than one year	1,762	1,461

	1,762	1,461